UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08294

                       AllianceBernstein Exchange Reserves
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

ALLIANCEBERNSTEIN EXCHANGE RESERVES



SEMI-ANNUAL REPORT
MARCH 31, 2004








AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.




PORTFOLIO OF INVESTMENTS
March 31, 2004 (unaudited)
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________



PRINCIPAL
 AMOUNT
  (000)     SECURITY                                   YIELD         VALUE
-------------------------------------------------------------------------------
            COMMERCIAL PAPER-76.3%
            AMSTEL FUNDING CORP.
$  15,000   4/14/04 (a)                                 1.03%    $  14,994,421
            ATLANTIS ONE FUNDING CORP.
    9,459   8/12/04 (a)                                 1.08         9,421,259
            BANK OF AMERICA CORP.
    6,000   6/08/04                                     1.04         5,988,213
            BARTON CAPITAL CORP.
   15,000   4/05/04 (a)                                 1.04        14,998,267
            BETA FINANCE, INC.
   15,000   6/14/04 (a)                                 1.03        14,968,242
            CAISSE NATIONALE DES CAISSES D'EPARGNE
   12,000   5/04/04 (a)                                 1.05        11,988,450
            CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
   12,000   6/02/04                                     1.03        11,978,713
    9,000   5/03/04                                     1.03         8,991,760
            CITIGROUP, INC.
   18,000   5/18/04                                     1.04        17,975,560
            CREDIT LYONNAIS BANK NORTH AMERICA, INC.
   14,000   6/28/04                                     1.05        13,964,067
            CREDIT SUISSE FIRST BOSTON, INC.
   13,000   7/12/04 (a)                                 1.09        12,959,852
            CXC, INC.
   15,000   9/14/04 (a)                                 1.06        14,926,683
            DANSKE CORP.
    2,800   7/20/04                                     1.07         2,790,846
            DEPFA BANK EUROPE PLC
   13,000   4/15/04 (a)                                 1.04        12,994,742
            DEXIA DELAWARE LLC
   15,000   5/18/04 (a)                                 1.03        14,979,829
            FALCON ASSET SECURITIZATION CORP.
   15,300   4/22/04 (a)                                 1.03        15,290,807
            GENERAL ELECTRIC CAPITAL CORP.
   11,000   6/03/04                                     1.03        10,980,172
   10,000   4/07/04                                     1.11         9,998,150
            GENERAL ELECTRIC CAPITAL INTERNATIONAL
            FUNDING, INC.
   10,000   4/29/04 (a)                                 1.04         9,991,911
            GIRO BALANCED FUNDING CORP.
   30,000   6/10/04 (a)                                 1.04        29,939,333
   10,861   7/15/04 (a)                                 1.09        10,826,471
            GREENWICH CAPITAL HOLDINGS FUNDING CORP.
    8,000   8/17/04 (a)                                 1.08         7,966,880
            HBOS TREASURY SERVICES PLC
   12,000   6/14/04                                     1.03        11,974,594
    7,785   7/15/04                                     1.08         7,760,477
   20,000   7/14/04                                     1.09        19,937,022
            HSBC BANK PLC
   12,000   4/13/04                                     1.11        11,995,560
   10,000   4/15/04                                     1.16         9,995,489
            ING INSURANCE (UNITED STATES) FUNDING LLC
    5,000   6/17/04                                     1.03         4,988,985
            INTERNATIONAL LEASE FINANCE CORP.
    9,000   4/20/04                                     1.02         8,995,155
            JUPITER SECURITIZATION CORP.
   15,205   4/27/04 (a)                                 1.03        15,193,689
            K2 LLC
   13,000   4/20/04 (a)                                 1.05        12,992,796
            KFW INTERNATIONAL FINANCE
   25,000   4/23/04 (a)                                 1.12        24,982,889
            KITTY HAWK FUNDING
   23,000   4/23/04 (a)                                 1.03        22,985,523
            NATEXIS BANQUES POPULAIR
   12,000   9/02/04                                     1.11        11,943,020
            NBNZ INTERNATIONAL, LTD.
   12,000   8/03/04 (a)                                 1.10        11,954,740
            NEWPORT FUNDING CORP.
   13,000   4/05/04 (a)                                 1.03        12,998,512
            NORDDEUTSCHE LANDESBANK
   19,000   4/06/04 (a)                                 1.04        18,997,256
            PRUDENTIAL PLC
   10,500   5/06/04                                     1.04        10,489,383
            SANTANDER FINANCE
   10,000   8/16/04                                     1.08         9,958,900
            SCALDIS CAPITAL LLC
   13,000   7/14/04 (a)                                 1.09        12,959,064
            SIGMA FINANCE, INC.
   27,000   4/29/04 (a)                                 1.04        26,978,160
            STATE STREET BANK & TRUST CO.
   37,000   6/29/04                                     1.09        37,000,455
            UBS FINANCE, INC.
   27,000   4/01/04                                     1.06        27,000,000
            UNICREDITO ITALIANO SPA
   12,000   4/13/04                                     1.07        12,000,000


1


PORTFOLIO OF INVESTMENTS (continued)
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY                                   YIELD         VALUE
-------------------------------------------------------------------------------
            WESTDEUTSCHE LANDESBANK
$  10,000   12/27/04                                    1.15%    $  10,000,000
            YORKTOWN CAPITAL LLC
   11,540   6/16/04 (a)                                 1.04        11,514,663

            Total Commercial Paper
            (amortized cost
            $644,510,960)                                          644,510,960

            U.S. GOVERNMENT SPONSORED AGENCY
            OBLIGATIONS-21.5%
            FEDERAL HOME LOAN BANK
    5,000   4/23/04                                     1.13         4,996,548
   60,000   9/27/04                                     0.98        59,988,217
            FEDERAL HOME LOAN MORTGAGE CORP.
   13,000   5/20/04                                     1.14        12,979,828
   10,000   4/01/04                                     1.11        10,000,000
   12,000   8/20/04                                     1.17        12,000,000
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
   30,000   6/09/04                                     1.10        29,936,750
   14,000   5/12/04                                     1.14        13,981,823
    6,000   4/28/04                                     1.10         5,995,050
    7,191   4/21/04                                     1.11         7,186,566
   15,000   4/07/04                                     1.10        14,997,250
   10,000   12/30/04                                    1.61        10,000,000

            Total U.S. Government
            Sponsored Agency
            Obligations
            (amortized cost
            $182,062,032)                                          182,062,032

            CORPORATE OBLIGATION-2.4%
            CENTAURI CORP.
   20,000   5/12/04 FRN MTN
            (amortized cost
            $19,999,944)                                1.06        19,999,944

            TOTAL INVESTMENTS-100.2%
            (amortized cost
            $846,572,936)                                          846,572,936
            Other assets less
            liabilities-(0.2%)                                      (1,879,595)

            NET ASSETS-100%                                      $ 844,693,341


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate market value of these securities amounted to $380,764,291 or 45.1% of net assets.

     Glossary:
     FRN - Floating Rate Note
     MTN - Medium Term Note

     See notes to financial statements.


2


STATEMENT OF ASSETS & LIABILITIES
March 31, 2004 (unaudited)
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $846,572,936)        $ 846,572,936
  Cash                                                                 407,387
  Receivable for capital stock sold                                    279,009
  Interest receivable                                                  232,173
  Total Assets                                                     847,491,505

LIABILITIES
  Payable for capital stock redeemed                                 1,917,358
  Distribution fee payable                                             202,312
  Advisory fee payable                                                 179,382
  Dividends payable                                                      3,860
  Accrued expenses                                                     495,252
  Total liabilities                                                  2,798,164

NET ASSETS                                                       $ 844,693,341

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $     844,715
  Additional paid-in capital                                       843,870,457
  Accumulated net realized loss on investment transactions             (21,831)
                                                                 $ 844,693,341

CLASS A SHARES
  Net asset value, offering and redemption price per share
    ($286,692,771 / 286,704,564 shares of capital stock
    issued and outstanding)                                             $ 1.00

CLASS B SHARES
  Net asset value, offering and redemption price per share
    ($203,888,173 / 203,891,926 shares of capital stock
    issued and outstanding)                                             $ 1.00

CLASS C SHARES
  Net asset value, offering and redemption price per share
    ($44,333,553 / 44,334,199 shares of capital stock
    issued and outstanding)                                             $ 1.00

ADVISOR CLASS SHARES
  Net asset value, offering and redemption price per share
    ($309,778,844 / 309,784,483 shares of capital stock
    issued and outstanding)                                             $ 1.00


See notes to financial statements.


3


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2004 (unaudited)
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                        $  5,054,097

EXPENSES
  Advisory fee                                  $  1,136,841
  Distribution fee--Class A                          791,268
  Distribution fee--Class B                        1,220,844
  Distribution fee--Class C                          202,669
  Transfer agency                                  1,394,403
  Custodian                                          134,043
  Registration fees                                  107,715
  Printing                                            66,849
  Administrative                                      54,796
  Audit and legal                                     56,537
  Trustees' fees                                      16,600
  Miscellaneous                                       20,403
  Total expenses                                   5,202,968
  Less: expenses waived (see Note C)                (844,508)
  Less: expense offset arrangement (see Note B)         (123)
  Net expenses                                                       4,358,337
  Net investment income                                                695,760

REALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                             491

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $    696,251


See notes to financial statements.


4


STATEMENT OF CHANGES IN NET ASSETS
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


                                            SIX MONTHS ENDED     YEAR ENDED
                                             MARCH 31, 2004     SEPTEMBER 30,
                                               (UNAUDITED)          2003
                                             ---------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                      $       695,760   $     5,471,883
  Net realized gain on investment
    transactions                                         491                53
  Net increase in net assets from operations         696,251         5,471,936

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                          (14,129)       (2,959,738)
    Class B                                          (11,336)         (403,696)
    Class C                                           (2,309)         (141,911)
    Advisor Class                                   (667,986)       (1,966,538)

TRANSACTION IN SHARES OF BENEFICIAL INTEREST
  Net decrease                                  (158,664,097)     (557,090,321)
  Total decrease                                (158,663,606)     (557,090,268)

NET ASSETS
  Beginning of period                          1,003,356,947     1,560,447,215
  End of period                              $   844,693,341   $ 1,003,356,947


See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
Six Months Ended March 31, 2004 (unaudited)
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
AllianceBernstein Exchange Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers, as described in the prospectus, Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash, to the extent described in the prospectus, without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged, to the extent described in the prospectus, for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange, to the extent described in the prospectus, for Class B shares of other Alliance Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.


6


                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


2. TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares. Advisor Class shares have no distribution fees.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets; ..24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2004, such reimbursements totaled $54,796.

For the six months ended March 31, 2004, the Fund's expenses were reduced by $123 under an expense offset arrangement with Alliance Global Investor Services, Inc. (AGIS).

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received $86,051, $514,524, and $20,531 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B, and Class C shares, respectively, for the six months ended March 31, 2004.

The Fund compensates AGIS, a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $937,637 for the six months ended March 31, 2004.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own


7


NOTES TO FINANCIAL STATEMENTS (continued)
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


resources to finance the distribution of the Fund's shares. For the period ending March 31, 2004, the Distributor has voluntarily agreed to waive a portion of the distribution fees in the amount of $86,515, $676,168 and $81,825 for the Class A, Class B and Class C shares, respectively.


NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS At March 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 2003, the Fund had a capital loss carryforward of $22,322, which expires 2010. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. During the year ended September 30, 2003 the Fund utilized $53 of the capital loss carryforward. The dividends paid by the Fund for the six months ended
March 31, 2004 are deemed to be ordinary income for federal income tax purposes.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At March 31, 2004, capital paid-in aggregated $844,715,172. Transactions, all at $1.00 per share, were as follows:


                                                         CLASS A
                                            ----------------------------------
                                            SIX MONTHS ENDED     YEAR ENDED
                                            MARCH 31, 2004      SEPTEMBER 30,
                                              (UNAUDITED)           2003
                                            ---------------    ---------------
Shares sold                                     132,184,592     16,790,806,054
Shares issued on reinvestment of dividends           14,129          2,959,738
Shares converted from Class B                     6,768,084          4,416,210
Shares redeemed                                (214,656,041)   (17,221,881,973)
Net decrease                                    (75,689,236)      (423,699,971)

                                                         CLASS B
                                            ----------------------------------
                                            SIX MONTHS ENDED     YEAR ENDED
                                            MARCH 31, 2004      SEPTEMBER 30,
                                              (UNAUDITED)           2003
                                            ---------------    ---------------
Shares sold                                      44,232,809        205,045,129
Shares issued on reinvestment of dividends           11,336            403,696
Shares converted to Class A                      (6,768,084)        (4,416,210)
Shares redeemed                                (126,510,602)      (340,195,716)
Net decrease                                    (89,034,541)      (139,163,101)

                                                         CLASS C
                                            ----------------------------------
                                            SIX MONTHS ENDED     YEAR ENDED
                                            MARCH 31, 2004      SEPTEMBER 30,
                                              (UNAUDITED)           2003
                                            ---------------    ---------------
Shares sold                                      22,929,846        406,705,423
Shares issued on reinvestment of dividends            2,309            141,911
Shares redeemed                                 (46,245,033)      (447,562,375)
Net decrease                                    (23,312,878)       (40,715,041)


8


                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


                                                       ADVISOR CLASS
                                            ----------------------------------
                                            SIX MONTHS ENDED     YEAR ENDED
                                            MARCH 31, 2004      SEPTEMBER 30,
                                              (UNAUDITED)           2003
                                            ---------------    ---------------
Shares sold                                      37,166,498         74,601,750
Shares issued on reinvestment of dividends          667,986          1,966,538
Shares redeemed                                  (8,461,926)       (30,080,496)
Net increase                                     29,372,558         46,487,792


NOTE F: LEGAL PROCEEDINGS
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG, however, it is not expected that the Fund will have its fee reduced; and

     (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance


9


NOTES TO FINANCIAL STATEMENTS (continued)
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


10


FINANCIAL HIGHLIGHTS
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                               CLASS A
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                               2004      ---------------------------------------------------------------
                                            (UNAUDITED)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .00005(a)     .0040(a)     .0100        .0414        .0511        .0408
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                  .00005        .0040        .0100        .0414        .0511        .0408

LESS: DIVIDENDS
Dividends from net investment income         (.00005)      (.0040)      (.0100)      (.0414)      (.0511)      (.0408)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-(b)       -0-          -0-          -0-

Total Dividends and Distributions            (.00005)      (.0040)      (.0100)      (.0414)      (.0511)      (.0408)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                          0.005%         .37%        1.01%        4.23%        5.24%        4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $287         $362         $786         $664         $680         $290
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.10%         .95%         .97%         .96%         .99%         .99%
  Expenses, before
    waivers/reimbursements                      1.15%        1.03%         .97%         .96%         .99%         .99%
  Net investment income                          .01%(a)      .40%(a)      .99%        4.09%        5.14%        4.06%


See footnote summary on page 14.


11


FINANCIAL HIGHLIGHTS (continued)
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                              CLASS B
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                               2004      ---------------------------------------------------------------
                                            (UNAUDITED)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .00005(a)     .0011(a)     .0051        .0364        .0461        .0357
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                  .00005        .0011        .0051        .0364        .0461        .0357

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income         (.00005)      (.0011)      (.0051)      (.0364)      (.0461)      (.0357)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-(b)       -0-          -0-          -0-
Total dividends and distributions            (.00005)      (.0011)      (.0051)      (.0364)      (.0461)      (.0357)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           .005%         .10%         .51%        3.71%        4.72%        3.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $204         $293         $432         $386         $169         $267
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      1.10%        1.24%        1.48%        1.47%        1.50%        1.50%
  Expenses, before
    waivers/reimbursements                      1.66%        1.54%        1.48%        1.47%        1.50%        1.50%
  Net investment income                          .01%(a)      .11%(a)      .51%        3.43%        4.54%        3.57%


See footnote summary on page 14.


12


                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                               CLASS C
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                               2004      ---------------------------------------------------------------
                                            (UNAUDITED)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .00005(a)     .0017(a)     .0075        .0389        .0486        .0383
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                  .00005        .0017        .0075        .0389        .0486        .0383

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                     (.00005)      (.0017)      (.0075)      (.0389)      (.0486)      (.0383)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-(b)       -0-          -0-          -0-
Total dividends and distributions            (.00005)      (.0017)      (.0075)      (.0389)      (.0486)      (.0383)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           .005%         .15%        0.76%        3.97%        4.98%        3.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $44          $68         $108         $113         $129         $128

RATIO TO AVERAGE NET ASSETS OF:
  Expenses, net of
    waivers/reimbursements                      1.11%        1.18%        1.22%        1.22%        1.24%        1.24%
  Expenses, before
    waivers/reimbursements                      1.41%        1.29%        1.22%        1.22%        1.24%        1.24%
  Net investment income                          .01%(a)      .17%(a)      .77%        3.85%        4.85%        3.86%


See footnote summary on page 14.


13


FINANCIAL HIGHLIGHTS (continued)
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                           ADVISOR CLASS
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             MARCH 31,                        YEAR ENDED SEPTEMBER 30,
                                               2004      ---------------------------------------------------------------
                                            (UNAUDITED)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0023(a)     .0076        .0150        .0464        .0561        .0458
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   .0023        .0076        .0150        .0464        .0561        .0458

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                      (.0023)      (.0076)      (.0150)      (.0464)      (.0561)      (.0458)
Distributions from net realized gain on
  investment transactions                         -0-          -0-          -0-(b)       -0-          -0-          -0-
Total dividends and distributions             (.0023)      (.0076)      (.0150)      (.0464)      (.0561)      (.0458)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           0.23%         .78%        1.51%        4.75%        5.77%        4.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)                            $309,779     $280,406     $233,919      $69,835       $1,787      $11,576
Ratio of expenses to average net assets          .66%         .55%         .48%         .47%         .47%         .49%
Net investment income                            .45%(a)      .76%        1.39%        3.76%        5.53%        4.57%


(a)  Net of fees waived and expenses reimbursed.

(b)  Amount is less than $0.0001.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deuction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.


14


                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


ALLIANCEBERNSTEIN EXCHANGE RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-Free (800) 221-5672



TRUSTEES
WILLIAM H. FOULK, JR. (1), CHAIRMAN
MARC O. MAYER, PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)



OFFICERS
JOHN J. KELLEY, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
JOSEPH C. DONA, VICE PRESIDENT
MARK R. MANLEY, SECRETARY
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
THOMAS R. MANLEY, CONTROLLER



CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT
ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

DISTRIBUTOR
ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105



(1)  MEMBER OF THE AUDIT COMMITTEE.


15


ALLIANCEBERNSTEIN FAMILY OF FUNDS
                                            AllianceBernstein Exchange Reserves
_______________________________________________________________________________


WEALTH STRATEGIES FUNDS
---------------------------------------------
BALANCED WEALTH STRATEGY
WEALTH APPRECIATION STRATEGY
WEALTH PRESERVATION STRATEGY
TAX-MANAGED BALANCED WEALTH STRATEGY*
TAX-MANAGED WEALTH APPRECIATION STRATEGY
TAX-MANAGED WEALTH PRESERVATION STRATEGY**

BLENDED STYLE FUNDS
---------------------------------------------
U.S. LARGE CAP PORTFOLIO
INTERNATIONAL PORTFOLIO
TAX-MANAGED INTERNATIONAL PORTFOLIO

GROWTH FUNDS
---------------------------------------------

DOMESTIC

GROWTH FUND
HEALTH CARE FUND
MID-CAP GROWTH FUND
PREMIER GROWTH FUND
SMALL CAP GROWTH FUND
TECHNOLOGY FUND

GLOBAL & INTERNATIONAL

ALL-ASIA INVESTMENT FUND
GLOBAL RESEARCH GROWTH FUND
GLOBAL SMALL CAP FUND
GREATER CHINA '97 FUND
INTERNATIONAL PREMIER GROWTH FUND
NEW EUROPE FUND
WORLDWIDE PRIVATIZATION FUND

SELECT INVESTOR SERIES

BIOTECHNOLOGY PORTFOLIO
PREMIER PORTFOLIO
TECHNOLOGY PORTFOLIO

VALUE FUNDS
---------------------------------------------

DOMESTIC

BALANCED SHARES
DISCIPLINED VALUE FUND
GROWTH & INCOME FUND
REAL ESTATE INVESTMENT FUND
SMALL CAP VALUE FUND
UTILITY INCOME FUND
VALUE FUND

GLOBAL & INTERNATIONAL

GLOBAL VALUE FUND
INTERNATIONAL VALUE FUND

TAXABLE BOND FUNDS
---------------------------------------------
AMERICAS GOVERNMENT INCOME TRUST
CORPORATE BOND PORTFOLIO
EMERGING MARKET DEBT FUND
GLOBAL STRATEGIC INCOME TRUST
HIGH YIELD FUND
MULTI-MARKET STRATEGY TRUST
QUALITY BOND PORTFOLIO
SHORT DURATION PORTFOLIO
U.S. GOVERNMENT PORTFOLIO

MUNICIPAL BOND FUNDS
---------------------------------------------
NATIONAL
INSURED NATIONAL
ARIZONA
CALIFORNIA
INSURED CALIFORNIA
FLORIDA
MASSACHUSETTS
MICHIGAN
MINNESOTA
NEW JERSEY
NEW YORK
OHIO
PENNSYLVANIA
VIRGINIA

INTERMEDIATE MUNICIPAL BOND FUNDS
---------------------------------------------
INTERMEDIATE CALIFORNIA
INTERMEDIATE DIVERSIFIED
INTERMEDIATE NEW YORK

CLOSED-END FUNDS
---------------------------------------------
ALL-MARKET ADVANTAGE FUND
ACM INCOME FUND
ACM GOVERNMENT OPPORTUNITY FUND
ACM MANAGED DOLLAR INCOME FUND
ACM MANAGED INCOME FUND
ACM MUNICIPAL SECURITIES INCOME FUND
CALIFORNIA MUNICIPAL INCOME FUND
NATIONAL MUNICIPAL INCOME FUND
NEW YORK MUNICIPAL INCOME FUND
THE SPAIN FUND
WORLD DOLLAR GOVERNMENT FUND
WORLD DOLLAR GOVERNMENT FUND II



WE ALSO OFFER EXCHANGE RESERVES,# WHICH SERVES AS THE MONEY MARKET FUND EXCHANGE VEHICLE FOR THE ALLIANCEBERNSTEIN MUTUAL FUNDS.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*    Formerly Growth Investors Fund.

**   Formerly Conservative Investors Fund.

#    An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


16




AFDSR0304

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.    DESCRIPTION OF EXHIBIT
    -----------    ----------------------
    11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 7, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 7, 2004